UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-5582

                            Oppenheimer Cash Reserves
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: JULY 31

                      Date of reporting period: 04/30/2008



ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Cash Reserves

STATEMENT OF INVESTMENTS   April 30, 2008  / Unaudited
--------------------------------------------------------------------------------

                                                            PRINCIPAL
                                                               AMOUNT                        VALUE
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--17.4%
-----------------------------------------------------------------------------------------------------

Banco Santander Central Hispano SA, 2.91%, 6/6/08        $ 20,000,000               $   20,000,000
-----------------------------------------------------------------------------------------------------
Bank of Scotland plc, New York, 3.01%, 5/15/08             15,000,000                   15,000,000
-----------------------------------------------------------------------------------------------------
Barclays Bank plc, New York:
2.73%, 7/1/08                                              15,000,000                   15,000,000
2.75%, 6/25/08                                             15,000,000                   15,000,000
2.75%, 7/7/08                                              11,000,000                   11,000,000
3.06%, 5/23/08                                              3,000,000                    3,000,000
-----------------------------------------------------------------------------------------------------
BNP Paribas, New York:
2.70%, 7/16/08                                             20,000,000                   20,000,000
2.91%, 6/4/08                                              15,000,000                   15,000,000
-----------------------------------------------------------------------------------------------------
Citibank NA, 3.04%, 5/29/08                                10,000,000                   10,000,000
-----------------------------------------------------------------------------------------------------
Fortis Bank SA/NV, New York:
2.57%, 6/17/08                                              1,500,000                    1,500,000
3.05%, 5/28/08                                             10,000,000                   10,000,000
-----------------------------------------------------------------------------------------------------
HSBC Bank USA NA:
2.66%, 9/5/08                                              10,000,000                   10,000,000
3%, 5/27/08                                                20,000,000                   20,000,000
-----------------------------------------------------------------------------------------------------
Rabobank Nederland NV, New York, 2.56%, 9/11/08             7,000,000                    7,000,000
-----------------------------------------------------------------------------------------------------
Royal Bank of Canada, New York, 3%, 5/14/08                10,000,000                   10,000,000
-----------------------------------------------------------------------------------------------------
Royal Bank of Scotland, New York, 2.70%, 6/12/08           15,000,000                   15,000,000
-----------------------------------------------------------------------------------------------------
Skandinaviska Enskilda Banken, New York, 2.995%,
5/29/08                                                    10,000,000                   10,000,000
-----------------------------------------------------------------------------------------------------
Toronto Dominion Bank, New York, 3.10%, 5/2/08             15,000,000                   15,000,000
                                                                                   ------------------
Total Certificates of Deposit (Cost $222,500,000)                                      222,500,000

-----------------------------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS--22.0%
-----------------------------------------------------------------------------------------------------

Anglo Irish Bank Corp. plc, 2.75%, 5/6/08 1                 4,000,000                    3,998,472
-----------------------------------------------------------------------------------------------------
Bank of America NA, 2.56%, 6/12/08                          5,000,000                    5,000,000
-----------------------------------------------------------------------------------------------------
Bank of Scotland plc:
2.75%, 5/2/08                                               5,000,000                    4,999,579
3.01%, 5/8/08                                               5,000,000                    4,997,064
3.015%, 5/16/08                                             8,000,000                    7,989,950
3.05%, 5/21/08                                              5,000,000                    4,991,526
-----------------------------------------------------------------------------------------------------
Danske Corp., 2.56%, 6/18/08 1                             10,000,000                    9,965,867
-----------------------------------------------------------------------------------------------------
Dexia Delaware LLC, 2.73%, 7/9/08                          12,500,000                   12,434,594
-----------------------------------------------------------------------------------------------------
DnB NOR Bank ASA:
2.65%, 6/11/08 1                                            7,000,000                    6,977,917
2.74%, 7/3/08                                              18,500,000                   18,411,616
2.75%, 7/8/08                                              17,000,000                   16,911,694
3%, 5/28/08                                                 2,800,000                    2,793,700
3.86%, 5/13/08                                             10,000,000                    9,987,133
-----------------------------------------------------------------------------------------------------
Governor & Co. of the Bank of Ireland:
2.75%, 7/7/08 1                                            23,000,000                   22,882,285
2.97%, 7/17/08 1                                           13,000,000                   12,917,845
3.03%, 5/19/08 1                                           15,000,000                   14,977,275
3.04%, 5/28/08 1                                            9,000,000                    8,979,480
-----------------------------------------------------------------------------------------------------
HSBC USA, Inc.:
2.67%, 10/8/08                                             15,000,000                   14,822,000
3%, 6/3/08                                                 17,000,000                   16,953,250
-----------------------------------------------------------------------------------------------------
Royal Bank of Scotland plc, 2.868%, 7/21/08 2,3            10,000,000                   10,001,725
-----------------------------------------------------------------------------------------------------
Santander Central Hispano Finance (Delaware), Inc.,
3%, 5/21/08                                                 2,800,000                    2,795,333
-----------------------------------------------------------------------------------------------------

                         1 | OPPENHEIMER CASH RESERVES

Oppenheimer Cash Reserves

STATEMENT OF INVESTMENTS   April 30, 2008  / Unaudited
--------------------------------------------------------------------------------

                                                            PRINCIPAL
                                                               AMOUNT                        VALUE
-----------------------------------------------------------------------------------------------------
Scotiabanc, Inc., 3.01%, 5/12/08 1                       $  5,000,000              $     4,995,401
-----------------------------------------------------------------------------------------------------
Stadshypotek Delaware, Inc.:
2.70%, 5/9/08 1                                            22,000,000                   21,986,800
2.77%, 5/22/08 1                                           11,000,000                   10,982,226
-----------------------------------------------------------------------------------------------------
Swedbank AB, 2.78%, 5/22/08                                 5,000,000                    4,991,892
-----------------------------------------------------------------------------------------------------
Swedbank Mortgage AB, 2.90%, 6/3/08                        10,000,000                    9,973,417
-----------------------------------------------------------------------------------------------------
Toronto Dominion Holdings (USA), Inc., 2.925%, 6/20/08 1   15,000,000                   14,939,063
                                                                                   ------------------
Total Direct Bank Obligations (Cost $281,657,104)                                      281,657,104

-----------------------------------------------------------------------------------------------------
SHORT-TERM NOTES--62.5%
-----------------------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES--23.2%
Amsterdam Funding Corp., 2.78%, 6/18/08 1                  10,000,000                    9,962,933
-----------------------------------------------------------------------------------------------------
Barton Capital Corp., 2.85%, 5/5/08 1                      16,000,000                   15,994,933
-----------------------------------------------------------------------------------------------------
Chariot Funding LLC, 3.07%, 5/7/08 2                        5,000,000                    4,997,442
-----------------------------------------------------------------------------------------------------
FCAR Owner Trust I, 3.32%, 5/1/08                           6,000,000                    6,000,000
-----------------------------------------------------------------------------------------------------
Gemini Securitization Corp.:
2.80%, 6/19/08 1                                            7,000,000                    6,975,704
2.95%, 7/28/08 1                                           24,700,000                   24,521,886
2.99%, 6/24/08 1                                           11,500,000                   11,448,423
3%, 6/2/08 1                                                2,000,000                    1,994,667
-----------------------------------------------------------------------------------------------------
GOTHAM FUNDING CORP.:
2.85%, 6/24/08 1                                           15,000,000                   14,935,875
2.90%, 5/19/08 1                                           18,500,000                   18,473,813
3.23%, 5/29/08 1                                            2,829,000                    2,821,928
-----------------------------------------------------------------------------------------------------
Legacy Capital LLC:
3%, 7/25/08                                                 9,000,000                    8,936,250
3.28%, 5/8/08                                               8,500,000                    8,494,579
3.28%, 5/9/08                                               9,000,000                    8,993,440
3.30%, 6/4/08                                               2,000,000                    1,993,767
-----------------------------------------------------------------------------------------------------
Lexington Parker Capital Co. LLC:
3.10%, 7/31/08 1                                            7,500,000                    7,441,229
3.20%, 7/24/08 1                                           20,000,000                   19,850,667
3.20%, 7/25/08 1                                           15,000,000                   14,886,667
3.35%, 6/20/08 1                                            2,000,000                    1,990,694
-----------------------------------------------------------------------------------------------------
New Center Asset Trust:
3.20%, 5/22/08                                              7,000,000                    6,986,933
3.50%, 5/12/08                                             10,000,000                    9,989,306
3.60%, 5/2/08                                               9,000,000                    8,999,100
-----------------------------------------------------------------------------------------------------
Old Line Funding Corp., 2.77%, 6/19/08 1                   10,000,000                    9,962,569
-----------------------------------------------------------------------------------------------------
Park Avenue Receivables Co. LLC, 2.85%, 5/19/08            17,000,000                   16,973,735
-----------------------------------------------------------------------------------------------------
Sheffield Receivables Corp., 2.80%, 5/9/08 1                3,600,000                    3,597,760
-----------------------------------------------------------------------------------------------------
Windmill Funding Corp.:
2.75%, 7/9/08 1                                            14,500,000                   14,423,573
2.77%, 6/5/08 1                                            13,000,000                   12,964,611
2.80%, 5/20/08 1                                           22,000,000                   21,967,489
                                                                                   ------------------
                                                                                       296,579,973


                         2 | OPPENHEIMER CASH RESERVES

Oppenheimer Cash Reserves

STATEMENT OF INVESTMENTS   April 30, 2008  / Unaudited
--------------------------------------------------------------------------------

                                                            PRINCIPAL
                                                               AMOUNT                        VALUE
-----------------------------------------------------------------------------------------------------
AUTO COMPONENTS--0.4%
S & S Firestone, Inc., 3.80%, 5/1/08 3                   $  5,440,000               $    5,440,000
-----------------------------------------------------------------------------------------------------
CAPITAL MARKETS--3.7%
Banc of America Securities LLC, 2.518%, 5/8/08 3           15,000,000                   15,000,000
-----------------------------------------------------------------------------------------------------
BNP Paribas Finance, Inc.:
2.65%, 8/26/08                                              9,125,000                    9,046,411
2.665%, 8/12/08                                            15,000,000                   14,885,627
-----------------------------------------------------------------------------------------------------
Citigroup Funding, Inc., 3.07%, 8/13/08 3                   8,000,000                    8,000,000
                                                                                   ------------------
                                                                                        46,932,038

-----------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--0.3%
Bank of America Corp., 2.99%, 5/1/08                        4,000,000                    4,000,000
-----------------------------------------------------------------------------------------------------
COMMERCIAL FINANCE--1.3%
Caterpillar Financial Services Corp., Series F, 3.20%,
11/26/08 3                                                  5,000,000                    5,000,000
-----------------------------------------------------------------------------------------------------
Madison Hotel Investors I LLC, Series 2005A, 3.15%,
5/1/08 3                                                    7,470,000                    7,470,000
-----------------------------------------------------------------------------------------------------
Nick & Nat Properties LLC, Series 2005, 3.20%, 6/1/08 3     4,669,000                    4,669,000
                                                                                   ------------------
                                                                                        17,139,000

-----------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.1%
Warren Cnty., KY Industrial Building Revenue Bonds,
Pan-Ostan Co. Project, Series 2006, 2.99%, 5/1/08 3         1,000,000                    1,000,000
-----------------------------------------------------------------------------------------------------
CONSUMER FINANCE--1.1%
American Express Credit Corp.:
2.53%, 6/13/08                                              4,000,000                    3,987,912
3.05%, 5/27/08                                             10,000,000                    9,977,972
                                                                                   ------------------
                                                                                        13,965,884

-----------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.4%
General Electric Capital Corp., 3.88%, 5/12/08              5,600,000                    5,593,361
-----------------------------------------------------------------------------------------------------
General Electric Capital Services, 3.20%, 7/21/08           8,000,000                    7,942,400
-----------------------------------------------------------------------------------------------------
Prudential Funding LLC, 3%, 5/9/08 4                       17,500,000                   17,488,333
                                                                                   ------------------
                                                                                        31,024,094

-----------------------------------------------------------------------------------------------------
FOOD PRODUCTS--4.1%
Nestle Capital Corp.:
2.395%, 3/13/09 1                                          13,000,000                   12,726,704
2.40%, 3/6/09 1                                            14,800,000                   14,495,120
3.84%, 5/9/08 1                                            25,000,000                   24,978,667
                                                                                   ------------------
                                                                                        52,200,491

-----------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.0%
Premier Senior Living LLC, Series 2007 A-H, 2.93%,
5/1/08 3                                                    2,700,000                    2,700,000
-----------------------------------------------------------------------------------------------------
Ross Sinclaire Real Estate Trust, 2.99%, 5/1/08 3           2,500,000                    2,500,000
-----------------------------------------------------------------------------------------------------
Sawmill Creek Lodge Co. Ltd, Series 2006, 3.20%,
5/1/08 3                                                    7,785,000                    7,785,000
                                                                                   ------------------
                                                                                        12,985,000

-----------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.0%
Columbus, GA Development Authority Bonds, ECLA Family
Partnership LLP Project, Series 2004, 3.20%, 5/1/08 3         420,000                      420,000


                          3 | OPPENHEIMER CASH RESERVES

Oppenheimer Cash Reserves

STATEMENT OF INVESTMENTS   April 30, 2008  / Unaudited
--------------------------------------------------------------------------------

                                                            PRINCIPAL
                                                               AMOUNT                        VALUE
-----------------------------------------------------------------------------------------------------
INSURANCE--8.5%
ING America Insurance Holdings, Inc.:
2.55%, 6/19/08                                           $ 20,000,000               $   19,930,583
2.72%, 6/16/08                                             18,000,000                   17,937,440
2.94%, 6/3/08                                              14,000,000                   13,962,270
-----------------------------------------------------------------------------------------------------
Jackson National Life Global Funding, Series 2004-6,
2.806%, 5/15/08 3,4                                         5,000,000                    5,000,000
-----------------------------------------------------------------------------------------------------
Jackson National Life Global Funding, Series 2008-1,
4.205%, 2/10/09 2,3                                        15,000,000                   15,000,000
-----------------------------------------------------------------------------------------------------
Metropolitan Life Global Funding I, Series 2003-5,
2.816%, 9/12/08 2,3                                         8,600,000                    8,600,000
-----------------------------------------------------------------------------------------------------
Security Life of Denver Insurance Co., 2.941%, 5/7/08 4    10,000,000                   10,000,000
-----------------------------------------------------------------------------------------------------
United of Omaha Life Insurance Co., 2.909%, 12/29/08 3     18,000,000                   18,000,000
                                                                                   ------------------
                                                                                       108,430,293

-----------------------------------------------------------------------------------------------------
LEASING & FACTORING--6.9%
American Honda Finance Corp.:
2.796%, 7/11/08 2,3                                        10,000,000                   10,002,028
2.98%, 5/5/09 2,3                                          14,000,000                   14,000,000
3.09%, 12/10/08 2,3                                         4,000,000                    4,000,000
3.145%, 8/6/08 2,3                                          3,500,000                    3,500,000
3.17%, 11/20/08 2,3                                        15,000,000                   15,000,000
-----------------------------------------------------------------------------------------------------
Luken Woodlawn LLC, Series 1998, 3.20%, 5/1/08 3            2,525,000                    2,525,000
-----------------------------------------------------------------------------------------------------
MMJK Properties LLC, 4.90%, 5/1/08 3                        5,600,000                    5,600,000
-----------------------------------------------------------------------------------------------------
Toyota Motor Credit Corp.:
2.77%, 9/15/08 3                                            9,000,000                    9,000,000
3.75%, 5/16/08                                             25,000,000                   24,960,938
                                                                                   ------------------
                                                                                        88,587,966

-----------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.5%
CAS Realty, Inc., Series 2004, 3.04%, 5/1/08 3              6,125,000                    6,125,000
-----------------------------------------------------------------------------------------------------
MUNICIPAL--1.3%
1800 Indian Wood Ltd., Series 2005, 3.20%, 5/1/08 3         4,275,000                    4,275,000
-----------------------------------------------------------------------------------------------------
Chicago, IL Tax Increment Allocation Bonds, Near North
Redevelopment Project, Sr. Lien, Series 1999B, 2.93%,
5/1/08 3                                                    4,900,000                    4,900,000
-----------------------------------------------------------------------------------------------------
Intrepid Museum Foundation Revenue Bonds, Series 2006,
2.915%, 5/1/08 3                                            7,080,000                    7,080,000
                                                                                   ------------------
                                                                                        16,255,000

-----------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--4.8%
Reckitt Benckiser Treasury Services plc:
2.58%, 6/13/08 1                                           20,000,000                   19,938,367
2.75%, 7/11/08 1                                           12,800,000                   12,730,578
3%, 7/21/08 1                                              20,000,000                   19,865,000
3%, 7/23/08 1                                               9,000,000                    8,937,750
                                                                                   ------------------
                                                                                        61,471,695

                         4 | OPPENHEIMER CASH RESERVES

Oppenheimer Cash Reserves

STATEMENT OF INVESTMENTS   April 30, 2008  / Unaudited
--------------------------------------------------------------------------------

                                                            PRINCIPAL
                                                               AMOUNT                        VALUE
-----------------------------------------------------------------------------------------------------
REAL ESTATE--0.3%
Cain Capital Investments LLC, Series 2006, 2.92%,
5/1/08 3                                                 $  3,525,000               $    3,525,000
-----------------------------------------------------------------------------------------------------
SPECIAL PURPOSE FINANCIAL--2.6%
LINKS Finance LLC:
3.045%, 8/15/08 3,4                                        10,000,000                    9,999,137
3.125%, 8/6/08 3,4                                         11,000,000                   10,999,421
-----------------------------------------------------------------------------------------------------
Parkland (USA) LLC, 2.689%, 7/16/08 3,4                    13,000,000                   12,999,733
                                                                                   ------------------
                                                                                        33,998,291

                                                                                   ------------------
Total Short-Term Notes (Cost $800,079,725)                                             800,079,725

-----------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $1,304,236,829)               101.9%               1,304,236,829
-----------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                            (1.9)                 (24,007,953)
                                                         --------------------------------------------
NET ASSETS                                                      100.0%             $ 1,280,228,876
                                                         ============================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

SHORT-TERM NOTES AND DIRECT BANK OBLIGATIONS ARE GENERALLY TRADED ON A DISCOUNT BASIS; THE INTEREST RATE SHOWN IS THE DISCOUNT RATE RECEIVED BY THE FUND AT THE TIME OF PURCHASE. OTHER SECURITIES NORMALLY BEAR INTEREST AT THE RATES SHOWN.

1. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $461,490,238, or 36.05% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $85,101,195 or 6.65% of the Fund's net assets as of April 30, 2008.

3. Represents the current interest rate for a variable or increasing rate security.

4. Illiquid security. The aggregate value of illiquid securities as of April 30, 2008 was $66,486,624, which represents 5.19% of the Fund's net assets. See accompanying Notes.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. Securities are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Fund's Board of Trustees.

ILLIQUID SECURITIES

As of April 30, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of April 30, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

                         5 | OPPENHEIMER CASH RESERVES



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 04/30/2008, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Cash Reserves

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 06/10/2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 06/10/2008

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 06/10/2008